Finance Income and Costs - Summary of Finance Income and Costs (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Income And Costs [abstract]
Fair value gains on derivative financial instruments and interest	₺ 654,933	₺ 317,542	₺ 282,408
Cash flow hedges - reclassified to profit or loss	568,370
Interest income on bank deposits	395,045	278,599	158,206
Interest income on financial assets measured at amortized cost	204,191	185,004	445,943
Credit finance income	50,828	36,186	74,522
Other	58,766	1,105	563
Finance income	1,932,133	818,436	961,642
Net foreign exchange losses	(2,695,045)	(718,501)	(782,463)
Interest expenses for financial liabilities measured at amortized cost	(807,120)	(385,386)	(343,290)
Late payment interest expense		(29,115)
Other	(116,926)	(8,300)	(8,688)
Finance costs	(3,619,091)	(1,141,302)	(1,134,441)
Net finance costs	₺ (1,686,958)	₺ (322,866)	₺ (172,799)